CONSOLIDATED BALANCE SHEET(CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current Assets
Cash and cash equivalents	895		537
Accounts receivable	1,165		1,089
Due from affiliates (Note 27)	2,721		2,889
Inventories	251		224
Other (Note 5)	845		992
Total Current Assets	5,877		5,731
Plant, Property and Equipment (Note 7)	37,606		33,713
Equity Investments (Note 8)	5,759		5,366
Regulatory Assets (Note 9)	1,735		1,629
Goodwill (Note 10)	3,696		3,458
Intangible and Other Assets (Note 11)	1,953		1,405
Total Assets	56,626		51,302
Current Liabilities
Notes payable (Note 12)	1,842		2,275
Accounts payable and other (Note 13)	2,141		2,340
Due to affiliates (Note 27)	1,439		1,904
Accrued interest	389		370
Current portion of long-term debt (Note 15)	973		894
Total Current Liabilities	6,784		7,783
Regulatory Liabilities (Note 9)	229		268
Other Long-Term Liabilities (Note 14)	656		882
Deferred Income Tax Liabilities (Note 16)	4,564		4,016
Long-Term Debt (Note 15)	21,892		18,019
Junior Subordinated Notes (Note 17)	1,063		994
Total Liabilities	35,188		31,962
EQUITY
Common shares, no par value (Note 19) Issued and outstanding: December 31, 2013 - 757 million shares December 31, 2012 - 738 million shares	15,205		14,306
Preferred shares (Note 20)	194	[1]	389	[1]
Additional paid-in capital	431		400
Retained earnings	5,125		4,657
Accumulated other comprehensive loss (Note 21)	(934)	[2]	(1,448)	[2]
Controlling interests	20,021		18,304
Non-controlling interests (Note 18)	1,417		1,036
Total Equity	21,438		19,340
Total Liabilities and Equity	56,626		51,302

[1]	Net of underwriting commissions and deferred income taxes.
[2]	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.